Document and Entity Information	Jan. 25, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	The Hillman Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13293
Entity Tax Identification Number	23-2874736
Entity Address, Address Line One	10590 Hamilton Avenue
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45231
City Area Code	513
Local Phone Number	851-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001029831
Amendment Flag	false
11.6% Junior Subordinated Debentures [Member]
Document Information [Line Items]
Title of 12(b) Security	11.6% Junior Subordinated Debentures
Security Exchange Name	NONE
No Trading Symbol Flag	true
Preferred Securities Guaranty [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Securities Guaranty
Security Exchange Name	NONE
No Trading Symbol Flag	true